Restructuring - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2018 USD ($)
Restructuring Cost And Reserve [Line Items]
Inventory-related charges		$ 36,500,000
Restructuring charges			$ 17,514,000
Consumer Segment
Restructuring Cost And Reserve [Line Items]
Inventory-related charges		36,500,000
Industrial Segment
Restructuring Cost And Reserve [Line Items]
Inventory-related charges		1,200,000
2020 MAP to Growth – Fiscal 2018 Phases
Restructuring Cost And Reserve [Line Items]
First phases of multi-year restructuring plan, initiation month and year	May 31, 2018
Restructuring plan, expected to be formulated			within the first half of fiscal 2019
Restructuring plan, anticipated to be completed			by the end of calendar 2020
Restructuring charges			$ 17,514,000
Costs expect to incur	$ 74,580,000	74,580,000	74,580,000
2020 MAP to Growth – Fiscal 2018 Phases | Consumer Segment
Restructuring Cost And Reserve [Line Items]
Payments associated with initial phase of restructuring activities, expected to be completed, period of fiscal 2019	7 months
Restructuring charges			10,791,000
Costs expect to incur	$ 17,991,000	17,991,000	17,991,000
2020 MAP to Growth – Fiscal 2018 Phases | Consumer Segment | Cost of Sales
Restructuring Cost And Reserve [Line Items]
Inventory-related charges		36,500,000
2020 MAP to Growth – Fiscal 2018 Phases | Industrial Segment
Restructuring Cost And Reserve [Line Items]
Payments associated with initial phase of restructuring activities, expected to be completed, period of fiscal 2019	5 months
Restructuring charges			4,587,000
Costs expect to incur	$ 37,609,000	37,609,000	37,609,000
2020 MAP to Growth – Fiscal 2018 Phases | Industrial Segment | Cost of Sales
Restructuring Cost And Reserve [Line Items]
Inventory-related charges		1,200,000
2020 MAP to Growth – Fiscal 2018 Phases | Specialty Reportable Segment
Restructuring Cost And Reserve [Line Items]
Restructuring charges			0
Costs expect to incur	$ 8,700,000	$ 8,700,000	$ 8,700,000
Fiscal 2018 Plans – 2020 MAP to Growth Plan Related to Legal Function
Restructuring Cost And Reserve [Line Items]
Payments associated with initial phase of restructuring activities, expected to be completed, period of fiscal 2019	4 months